Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the consolidated financial statements.

On July 18, 2024, the Company drew down $23,000 and $37,000 from Convertible Note 1 and Convertible Note 2, respectively, to cover working capital needs.

On August 20, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Yotta, Yotta Merger Sub Inc., a Maryland corporation and a wholly-owned subsidiary of Yotta (“Merger Sub”), and DRIVEiT Financial Auto Group, Inc, a Maryland corporation (the “DRIVEiT”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur, and in accordance with Maryland General Corporation Law. Merger Sub will merge with and into DRIVEiT, the separate corporate existence of Merger Sub will cease, and DRIVEiT will be the surviving corporation and a wholly-owned subsidiary of Yotta. Yotta will be renamed “DRIVEiT Financial Auto Group, Inc.” The Business Combination is expected to be consummated after obtaining the required approval by the stockholders of Yotta and DRIVEiT and the satisfaction of certain other customary closing conditions. Merger Consideration The total consideration to be paid at the Closing of the Business Combination by Yotta to DRIVEiT security holders will be an amount equal to $100,000,000. The Merger Consideration will be payable in shares of common stock, par value $0.0001 per share, of Yotta, valued at $10 per share.

The board of directors of Yotta has unanimously (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of Yotta.

Pursuant to the Merger Agreement, DRIVEiT deposited $1,100,000 into Sponsor’s operating account to repay indebtedness owed to the Sponsor and $400,000 into the Company’s operating account to cover merger related transaction costs.

On August 22, 2024, the Company held a special meeting of stockholders (the “August Special Meeting”). During the August Special Meeting, stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from August 22, 2024 to October 22, 2025 on a monthly basis by depositing an amount equal to $0.04 multiplied by the number of shares of common stock sold to the public in the IPO and that remain outstanding after giving effect to the shares that were redeemed in connection with the August Special Meeting. In connection with the stockholders’ vote at the August Special Meeting, an aggregate of 262,231 shares with redemption value of approximately $2,956,393.95 (or $11.27 per share) of the Company’s common stock were tendered for redemption. Yotta subsequently deposited $18,564.20 into the Trust Account per month to extend the date by which the Company can complete an initial business combination until November 22, 2024.

On October 17, 2024, the Company deposited $18,564.20 into the Trust Account to extend the date by which the Company can complete an initial business combination until November 22, 2024.

On October 30, 2024, the Company and DRIVEiT entered into a Securities Purchase Agreement (the “Note SPA”) with a certain investor, pursuant to which the investor agreed to purchase a 10% Original Issue Discount Convertible Note (the “OID Convertible Note”) with an aggregate principal amount of $3.894 million. The OID Convertible Note will be mandatorily converted into shares of a new series of preferred stock of DRIVEiT immediately before the closing of the Business Combination. Upon execution of the Note SPA, the investor purchased the full value of the OID Convertible Note for $2.95 million. Upon the closing of the Business Combination, the preferred stock of DRIVEiT will then be converted into a right to receive an equal number of shares of preferred stock of the Company.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the consolidated financial statements.

On January 10, 2024, the Company received a written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(2) (the “Rule”) because the Company has not maintained a minimum Market Value of Listed Securities (“MVLS”) of at least $50 million. The Notice has no immediate effect on the listing or trading of the Company’s listed securities (the “Listed Securities”).

The Company has 180 calendar days from the date of the Notice, or until July 8, 2024, to regain compliance. If at any time during this 180 day period the MVLS is at least $50 million for a minimum of ten consecutive business days, Nasdaq will provide the Company with written confirmation of compliance and this matter will be closed. Alternatively, the Company may consider applying for a transfer to the Nasdaq Capital Market (the “Capital Market”). In order to transfer, the Company must submit an on-line Transfer Application, pay a $5,000 fee and meet the Capital Market’s continued listing requirements.